Long-term investments - Combined financial information for the investee companies (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Assets:
Cash and cash equivalents	¥ 584,762,494		¥ 746,388,408	¥ 1,005,980,251	$ 91,761,996
Financial investments	82,843,800		6,000,000		13,000,000
Prepaid expenses and other current assets	213,127,478		403,776,319		33,444,352
Long-term investments	560,038,353		295,615,200		87,882,238
Other non-current assets	31,277,378		51,458,356		4,908,103
Total assets	7,342,738,892		7,498,009,708		1,152,235,961
Liabilities:
Short-term bank borrowings	166,500,000		350,545,000		26,127,483
Accrued expenses and other current liabilities	268,966,550		323,748,430		42,206,721
Other non-current liabilities	12,019,348		27,614,943		1,886,098
Total liabilities	3,365,843,931		4,421,966,056		528,174,360
Total net revenue	3,626,465,105	$ 569,071,510	2,192,957,458	3,088,049,995
Net income (loss)	825,407,023	129,524,374	(1,308,502,575)	¥ 774,276,129
Consolidated investee companies
Assets:
Cash and cash equivalents	327,483,767		1,090,349,265		51,389,349
Financial investments	4,291,549,384		3,361,800,611		673,437,747
Prepaid expenses and other current assets	1,331,030,237		90,141,356		208,867,690
Long-term investments	538,864,786				84,559,644
Other non-current assets	29,069,461		18,428,513		4,561,633
Total assets	6,517,997,635		4,560,719,745		1,022,816,063
Liabilities:
Short-term bank borrowings	136,611,562		118,754,431		21,437,335
Accrued expenses and other current liabilities	742,552,522		742,087,584		116,522,694
Long-term borrowings	2,611,819,014		1,937,000,000		409,851,397
Other non-current liabilities	5,738,967		86,280		900,569
Total liabilities	3,496,722,065		2,797,928,295		$ 548,711,995
Total net revenue	315,420,375	49,496,340	115,828,103
Net income (loss)	¥ 123,545,201	$ 19,386,938	¥ 72,275,985